SIGNIFICANT ACCOUNTING POLICIES - COMMERCIAL MORTGAGE LOANS ON REAL ESTATE (Details)	12 Months Ended
Dec. 31, 2017
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Loan-to-value ratio for allowance to be recommended	100.00%
Debt service coverage ratio threshold	1
Mortgage loans, number of days past due for a mortgage to be identified as a problem mortgage	60 days
Minimum
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Lease expiration period	12 months
Mortgage loan maturity period for monitoring	12 months
Maximum
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Lease expiration period	36 months
Mortgage loan maturity period for monitoring	24 months